Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000090341 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000090341 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000090341 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000090341 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000090341 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090341 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090341 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090341 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090341 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090341 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090341 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.20%
C000090341 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090341 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.90%
C000090341 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000090341 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000090341 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090341 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090341 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000090341 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090342 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000090342 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000090342 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000090342 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000090342 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090342 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090342 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090342 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090342 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090342 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090342 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	43.20%
C000090342 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090342 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.90%
C000090342 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000090342 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000090342 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.50%
C000090342 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090342 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000090342 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000019816 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019816 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019816 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019816 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019816 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019816 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019816 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019816 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.30%
C000019816 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000019816 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000019816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000019816 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	20.40%
C000019816 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000019816 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000019816 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019811 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019811 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019811 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019811 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019811 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019811 | FR_912828ZQ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019811 | FR_912810EW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_912810EX2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019811 | FR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019811 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019811 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	0.20%
C000019811 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	39.20%
C000019811 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000019811 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000019811 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.40%
C000019811 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	32.50%
C000019811 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.30%
C000019811 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000019811 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000019811 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000019811 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000019811 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019811 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000019811 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000019811 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000019811 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.20%
C000103128 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103128 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103128 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000103128 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103128 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103128 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103128 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103128 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103128 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103128 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103128 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.30%
C000103128 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.10%
C000103128 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000103128 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000103128 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000103128 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000103128 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000103128 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000103128 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019825 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019825 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019825 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019825 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019825 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019825 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019825 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019825 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019825 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019825 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019825 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.30%
C000019825 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.10%
C000019825 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000019825 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000019825 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000019825 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019825 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000019825 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000019825 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000101966 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101966 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101966 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101966 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101966 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101966 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101966 | FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	26.80%
C000101966 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000101966 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000101966 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000101966 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000101966 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.90%
C000101966 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000101966 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000101966 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000019826 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019826 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019826 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019826 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019826 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019826 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019826 | FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	26.80%
C000019826 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019826 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000019826 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000019826 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000019826 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.90%
C000019826 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000019826 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000019826 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.80%